Commitments and Contingencies - Claims and Patent License Agreement (Details) € in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Oct. 26, 2018 USD ($)	Jan. 31, 2018	Jun. 30, 2015	Apr. 30, 2014	Dec. 31, 2020 EUR (€) claim	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Commitments and Contingencies
Shares issued in the period | €					€ 272	€ 48,550	€ 84,191
Claims known to management related to activities of company | claim					0
Ionis Pharmaceuticals, Inc
Commitments and Contingencies
Ownership interest	18.50%
Ionis Pharmaceuticals, Inc | Stock Purchase Agreement [Member]
Commitments and Contingencies
Shares issued in the period	$ 2.5
Ownership interest	19.90%
Period prohibiting for disposition of ordinary shares issued	12 months
Ionis Pharmaceuticals, Inc | Maximum | License Agreement [Member]
Commitments and Contingencies
Upfront payment	$ 6.0
Certain payments upon satisfaction of certain development and sales milestones	$ 20.0
Radboud University Medical Center [Member] | License Agreement [Member]
Commitments and Contingencies
Threshold period for terminating agreement in case of default not cured			30 days
Radboud University Medical Center [Member] | Patent license agreement
Commitments and Contingencies
Threshold period for terminating agreement in case of default not cured				30 days
Radboud University Medical Center [Member] | Minimum | License Agreement [Member]
Commitments and Contingencies
Threshold period for terminating agreement in case payment remains outstanding after receiving notice of the amount due			30 days
Radboud University Medical Center [Member] | Minimum | Patent license agreement
Commitments and Contingencies
Threshold period for terminating agreement in case payment remains outstanding after receiving notice of the amount due				30 days
Inserm Transfert SA and Assistance [Member] | License Agreement [Member]
Commitments and Contingencies
Term of agreement after the first commercial sale of a product in the country in which the product is sold		5 years
Period for voluntary or involuntary winding-up proceedings or judicial recovery if sublicensees interrupt development activities		1 year
Period for voluntary or involuntary winding-up proceedings or judicial recovery if sublicensees interrupt commercialization		12 months
Period for voluntary or involuntary winding-up proceedings or judicial recovery if the entity does not commercialize a product following to obtaining of marketing approval in a country		2 years
Period for voluntary or involuntary winding-up proceedings or judicial recovery if the entity do not put a product into commercial use and do not keep products reasonably available to the public		12 years